Financial Instruments - Summary of Financial Assets Measured at Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	$ 66,427	$ 17,556	$ 31,689	$ 67,403
Restricted cash	25,187	10,087	$ 10,087
Trade receivables	32,972	29,396
Other Current Asset	5,880	14,518
Receivables from related parties	1,548	1,111
Other long-term assets	4,484
Financial assets	$ 136,498	$ 72,668